Investment Portfolio - March 31, 2025

(unaudited)

CREDIT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS - 31.2%

Non-Convertible Corporate Bonds- 31.2%
Communication Services - 2.0%
Entertainment - 1.2%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	3,730,000	$3,509,806
Interactive Media & Services - 0.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	2,510,000	2,456,857

Total Communication Services		5,966,663

Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	5,235,000	4,610,250

Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,380,000	3,631,710
Energy Transfer LP,
7.375%, 2/1/2031[2]	2,330,000	2,446,015
6.50%, 2/1/2042	3,465,000	3,569,253

Total Energy		9,646,978

Financials - 16.5%
Banks - 11.8%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	4,015,000	3,528,621
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	3,630,000	3,495,843
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[3]	2,310,000	2,302,748
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[3]	2,330,000	2,419,844
Huntington Bancshares, Inc., 2.55%, 2/4/2030	2,590,000	2,322,351
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	5,900,000	5,816,753
KeyBank NA, 5.85%, 11/15/2027	2,200,000	2,258,076
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[3]	3,250,000	3,255,495
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	3,795,000	3,472,341
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[3]	3,360,000	3,359,473

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[3]	3,350,000	$3,421,341
		35,652,886
Capital Markets - 1.1%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	3,390,000	3,446,642

Consumer Finance - 1.6%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[3]	4,310,000	4,790,601

Insurance - 2.0%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	1,210,000	1,223,087
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	1,210,000	1,220,184
New York Life Global Funding, 4.70%, 1/29/2029[2]	1,210,000	1,216,205
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	2,325,000	2,421,494
		6,080,970
Total Financials		49,971,099

Industrials - 2.2%
Ground Transportation - 0.7%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	2,270,000	2,278,146
Trading Companies & Distributors - 1.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,450,000	2,301,161
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	2,320,000	2,249,755
		4,550,916
Total Industrials		6,829,062

Materials - 0.8%
Metals & Mining - 0.8%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,359,405	2,324,185

Real Estate - 2.7%
Retail REITs - 1.5%
Simon Property Group LP, 2.65%, 2/1/2032	5,330,000	4,604,329

Specialized REITs - 1.2%
SBA Tower Trust, 6.599%, 1/15/2028[2]	3,370,000	3,453,692
Total Real Estate		8,058,021

Investment Portfolio - March 31, 2025

(unaudited)

CREDIT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 2.3%
Electric Utilities - 0.8%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	2,290,000	$2,435,524

Independent Power and Renewable Electricity Producers - 1.5%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	4,245,000	4,466,329

Total Utilities		6,901,853

TOTAL CORPORATE BONDS (Identified Cost $94,600,206)		94,308,111

ASSET-BACKED SECURITIES - 16.1%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,600,000	1,621,863
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054[2]	2,000,000	1,935,429
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,113,712	2,080,343
Series 2021-1A, Class B1, 1.98%,
3/15/2061[2]	895,325	845,007
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[2]	2,000,000	2,021,375
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	990,000	1,031,435
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	463,819	404,141
Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049[2]	1,500,000	1,493,404
DataBank Issuer,
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	859,967
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,350,000	1,332,620
ECMC Group Student Loan Trust, Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 5.490%, 11/27/2073[2,4]	1,226,171	1,235,072
FIP Master Funding LLC, Series 2024-1A, Class A1, 4.88%, 10/15/2054[2]	1,998,148	1,970,987
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	1,525,000	1,459,752
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	637,290	530,383
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, (Cayman Islands), 5.375%, 9/15/2049[2]	2,535,000	2,501,805
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,400,000	2,415,532

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 5.734%, 2/15/2039[2,4]	1,500,000	$1,468,752
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	268,412	268,469
Navient Private Education Refi Loan Trust, Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 5.504%, 12/27/2066[2,4]	1,340,159	1,352,371
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	357,205	333,692
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	266,644	240,694
Nelnet Student Loan Trust,
Series 2006-2, Class A7, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.842%), 5.398%, 1/26/2037[2,4]	1,893,910	1,866,514
Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.154%, 3/26/2040[2,4]	436,202	433,484
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.85%, 11/20/2050[2]	1,834,657	1,779,151
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,998,447	1,980,501
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,091,520	2,099,655
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	393,584	389,337
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,104,648	1,125,555
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	671,727	678,891
PHEAA Student Loan Trust, Series 2016-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.264%), 5.604%, 9/25/2065[2,4]	332,462	334,565
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,454,640	1,341,342
SLC Student Loan Trust, Series 2005-3, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 4.795%, 12/15/2039[4]	2,860,034	2,792,278
SLM Student Loan Trust, Series 2011-2, Class A2, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.314%), 5.654%, 10/25/2034[4]	335,163	337,037

Investment Portfolio - March 31, 2025

(unaudited)

CREDIT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, (continued)
Series 2013-6, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.104%, 6/26/2028[4]	944,169	$933,826
SMB Private Education Loan Trust, Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	52,404	51,410
Series 2017-B, Class A2B, (1 mo. U.S. Secured Overnight Financing Rate + 0.864%), 5.184%, 10/15/2035[2,4]	237,335	236,802
Series 2024-E, Class A1A, 5.09%, 10/16/2056[2]	923,489	923,671
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	1,017,292
Tricon American Homes, Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,389,097	1,344,021
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,722,149

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $48,993,331)		48,790,574

COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1%

Agate Bay Mortgage Trust, Series 2016-2, Class A3, 3.50%, 3/25/2046[2,5]	783,636	714,711
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,5]	766,382	725,823
BX Trust, Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 5.811%, 7/15/2029[2,4]	1,900,000	1,889,800
Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,5]	221,499	203,344
Series 2018-J1, Class A2, 3.50%, 2/25/2048[2,5]	3,542,847	3,166,414
Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%, 7/25/2050	3,604,785	3,099,214
Series 2021-69, Class WJ, 1.50%, 10/25/2050	569,854	482,217
Finance of America Structured Securities Trust,
Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,412,145	1,386,197
Series 2025-S1, Class A1, 3.50%, 2/25/2075[2]	1,644,654	1,560,929
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50%, 9/25/2051[2,5]	739,284	601,940
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class X1 (IO), 1.317%, 1/25/2030[5]	15,010,042	800,500

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac REMICS,
Series 5189, Class CP, 2.50%, 6/25/2049	3,787,832	$3,287,532
Series 5501, Class JL, 3.50%, 6/25/2048	1,850,000	1,511,717
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,5]	215,277	182,837
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,5]	730,985	642,935
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,5]	488,166	430,171
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,5]	568,742	499,427
Series 2022-PJ3, Class A6, 3.00%, 8/25/2052[2,5]	1,652,784	1,402,101
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.393%), 5.713%, 3/15/2042[2,4]	1,640,000	1,633,864
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,5]	659,312	562,927
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,6]	1,141,080	1,077,630
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	1,043,750	1,020,946
J.P. Morgan Mortgage Trust,
Series 2016-3, Class 2A2, 2.50%, 10/25/2046[2,5]	495,750	462,572
Series 2019-INV3, Class A3, 3.50%, 5/25/2050[2,5]	546,864	485,439
Series 2019-INV3, Class A3A, 3.00%, 5/25/2050[2,5]	411,457	350,005
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,5]	2,370,173	1,846,560
Series 2022-INV3, Class A3B, 3.00%, 9/25/2052[2,5]	1,583,606	1,343,726
JP Morgan Seasoned Mortgage Trust, Series 2024-1, Class A3, 4.451%, 1/25/2063[2,5]	1,721,019	1,645,845
JPMorgan Wealth Management, Series 2020-ATR1, Class A3, 3.00%, 2/25/2050[2,5]	1,873,511	1,591,204
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.428%, 4/5/2042[2,5]	1,000,000	854,340
NYMT Loan Trust, Series 2025-INV1, Class A1, 5.402%, 4/25/2060[2,6]	1,750,000	1,754,566
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,6]	2,218,916	2,229,251
Oceanview Mortgage Loan Trust, Series 2020-1, Class A1A, 1.733%, 5/28/2050[2,5]	344,679	315,913

Investment Portfolio - March 31, 2025

(unaudited)

CREDIT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.311%, 7/25/2029 (Acquired 07/24/2023, cost $2,530,078)[4,7]	2,530,078	$2,529,795
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,5]	609,820	516,291
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,5]	1,290,505	1,047,586
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%, 12/25/2051[2,5]	773,381	629,308
Series 2021-6, Class A5, 2.50%, 12/25/2051[2,5]	846,127	740,614
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2]	784,606	762,026
Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%, 5/25/2043[2,5]	425,079	348,551
Series 2013-9, Class A1, 3.50%, 7/25/2043[2,5]	3,344,749	3,090,378
Series 2017-3, Class A19, 3.50%, 4/25/2047[2,5]	1,303,393	1,156,741
Series 2023-2, Class A4, 5.00%, 3/25/2053[2,5]	3,259,404	3,184,612
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.443%), 5.762%, 3/15/2042[2,4]	1,500,000	1,483,028
Verus Securitization Trust, Series 2024-R1, Class A2, 5.47%, 9/25/2069[2,6]	1,611,504	1,602,789
WinWater Mortgage Loan Trust, Series 2015-3, Class A1, 3.50%, 3/20/2045[2,5]	1,099,440	1,010,402

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $60,737,684)		57,864,718

MUNICIPAL BONDS - 0.4%

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028
(Identified Cost $1,355,000)	1,355,000	1,251,015

U.S. GOVERNMENT AGENCIES - 29.8%

Mortgage-Backed Securities - 27.3%
Fannie Mae
Pool #MA4687, UMBS, 4.00%, 6/1/2042	3,663,350	3,468,812
Pool #FS3146, UMBS, 4.50%, 10/1/2042	2,850,955	2,800,953
Pool #MA4851, UMBS, 5.00%, 11/1/2042	3,390,973	3,414,287

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS5443, UMBS, 4.50%, 6/1/2043	3,169,377	$3,082,541
Pool #BK0433, UMBS, 3.50%, 12/1/2049	4,849,014	4,389,693
Pool #FS9332, UMBS, 3.00%, 3/1/2050	3,192,785	2,830,525
Pool #FS4253, UMBS, 3.50%, 3/1/2050	3,114,223	2,848,070
Pool #FM6890, UMBS, 3.00%, 6/1/2050	1,710,242	1,508,696
Pool #CA6316, UMBS, 3.00%, 7/1/2050	1,356,234	1,179,108
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,224,535	1,956,430
Pool #FS1807, UMBS, 3.50%, 7/1/2051	3,583,990	3,273,453
Pool #FS1838, UMBS, 3.00%, 12/1/2051	3,861,588	3,384,665
Pool #BV5383, UMBS, 3.00%, 4/1/2052	2,269,046	1,986,352
Pool #MA4626, UMBS, 4.00%, 6/1/2052	3,500,399	3,264,067
Pool #MA4737, UMBS, 5.00%, 8/1/2052	3,381,785	3,325,492
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,137,874	2,142,866
Pool #CB6326, UMBS, 5.50%, 5/1/2053	3,503,101	3,506,428
Pool #BX9903, UMBS, 6.00%, 5/1/2053	2,215,367	2,286,931
Pool #FS9453, UMBS, 4.50%, 8/1/2053	2,934,049	2,815,329
Pool #FS6206, UMBS, 5.50%, 10/1/2053	3,648,133	3,683,561
Freddie Mac
Pool #RB5169, UMBS, 3.50%, 6/1/2042	2,772,076	2,603,527
Pool #SC0393, UMBS, 5.00%, 6/1/2043	2,849,019	2,843,829
Pool #SD8230, UMBS, 4.50%, 6/1/2052	4,285,219	4,107,669
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,147,741	3,158,981
Pool #QE9161, UMBS, 4.50%, 9/1/2052	3,395,180	3,252,931
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	3,733,181	3,679,165

Total Mortgage-Backed Securities
(Identified Cost $84,293,306)		82,571,553

Investment Portfolio - March 31, 2025

(unaudited)

CREDIT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies - 2.5%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032
(Identified Cost $7,457,676)	6,679,000	$7,528,368
TOTAL U.S. GOVERNMENT AGENCIES		90,099,921
(Identified Cost $91,750,982)

SHORT-TERM INVESTMENT - 2.7%

Dreyfus Government Cash Management, Institutional Shares, 4.23%[8]
(Identified Cost $8,110,541)	8,110,541	8,110,541

TOTAL INVESTMENTS - 99.3%
(Identified Cost $305,547,744)		300,424,880
OTHER ASSETS, LESS LIABILITIES - 0.7%		2,043,757
NET ASSETS - 100%		$302,468,637

IO - Interest only

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2025 was $114,373,009, which represented 37.8% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2025.

4Floating rate security. Rate shown is the rate in effect as of March 31, 2025.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2025.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2025.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2025 was $2,529,795, or 0.8% of the Series’ Net Assets.

8Rate shown is the current yield as of March 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - March 31, 2025

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$90,099,921	$—	$90,099,921	$—
States and political subdivisions
(municipals)	1,251,015	—	1,251,015	—
Corporate debt:
Communication Services	5,966,663	—	5,966,663	—
Consumer Discretionary	4,610,250	—	4,610,250	—
Energy	9,646,978	—	9,646,978	—
Financials	49,971,099	—	49,971,099	—
Industrials	6,829,062	—	6,829,062	—
Materials	2,324,185	—	2,324,185	—
Real Estate	8,058,021	—	8,058,021	—
Utilities	6,901,853	—	6,901,853	—
Asset-backed securities	48,790,574	—	48,790,574	—
Commercial mortgage-backed securities	57,864,718	—	57,864,718	—
Short-Term Investment	8,110,541	8,110,541	—	—
Total assets	$300,424,880	$8,110,541	$292,314,339	$—

There were no Level 3 securities held by the Series as of December 31, 2024 or March 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.